Preferred Units and Associated Call Right Liability - Summary of Convertible Preferred Stock Shares Outstanding (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Temporary equity liquidation preference, value		$ 132,039,394	$ 132,039,394
Convertible preferred stock, shares issued	0	207,164,404	207,164,404
Convertible preferred stock, shares outstanding	0	207,164,404	207,164,404
Series A-1
Class Of Stock [Line Items]
Temporary equity liquidation preference, value		$ 15,978,000	$ 15,978,000
Convertible preferred stock, shares issued		64,704,832	64,704,832
Convertible preferred stock, shares outstanding		64,704,832	64,704,832
Series A-2
Class Of Stock [Line Items]
Temporary equity liquidation preference, value		$ 15,000,000	$ 15,000,000
Convertible preferred stock, shares issued		36,782,734	36,782,734
Convertible preferred stock, shares outstanding		36,782,734	36,782,734
Series A-3
Class Of Stock [Line Items]
Temporary equity liquidation preference, value		$ 15,000,000	$ 15,000,000
Convertible preferred stock, shares issued		23,467,151	23,467,151
Convertible preferred stock, shares outstanding		23,467,151	23,467,151
Series A-4
Class Of Stock [Line Items]
Temporary equity liquidation preference, value		$ 15,000,000	$ 15,000,000
Convertible preferred stock, shares issued		15,253,415	15,253,415
Convertible preferred stock, shares outstanding		15,253,415	15,253,415
Series A4B
Class Of Stock [Line Items]
Temporary equity liquidation preference, value		$ 21,848,000	$ 21,848,000
Convertible preferred stock, shares issued		22,216,583	22,216,583
Convertible preferred stock, shares outstanding		22,216,583	22,216,583
Series A-5
Class Of Stock [Line Items]
Temporary equity liquidation preference, value		$ 49,214,000	$ 49,214,000
Convertible preferred stock, shares issued		44,739,689	44,739,689
Convertible preferred stock, shares outstanding		44,739,689	44,739,689